Fair Value Measurements (Recorded Amounts of Major Assets Measured at Fair Value on Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	¥ 78,020	¥ 97,694
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	838
Real estate collateral-dependent loans (net of allowance for credit losses)	12,646	5,881
Investment in operating leases, property under facility operations and office facilities	11,907	8,105
Land and buildings undeveloped or under construction	2,203
Equity securities	42,417	15,193
Equity method investments	5,140	20,619
Total	75,151	49,798
Fair Value, Measurements, Nonrecurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	0
Real estate collateral-dependent loans (net of allowance for credit losses)	0	0
Investment in operating leases, property under facility operations and office facilities	0	0
Land and buildings undeveloped or under construction	0
Equity securities	0	0
Equity method investments	0	0
Total	0	0
Fair Value, Measurements, Nonrecurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	0
Real estate collateral-dependent loans (net of allowance for credit losses)	0	0
Investment in operating leases, property under facility operations and office facilities	66	0
Land and buildings undeveloped or under construction	0
Equity securities	42,417	15,193
Equity method investments	0	0
Total	42,483	15,193
Fair Value, Measurements, Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	838
Real estate collateral-dependent loans (net of allowance for credit losses)	12,646	5,881
Investment in operating leases, property under facility operations and office facilities	11,841	8,105
Land and buildings undeveloped or under construction	2,203
Equity securities	0	0
Equity method investments	5,140	20,619
Total	¥ 32,668	¥ 34,605